Goldman Sachs Strategic Volatility Premium Fund Investment Strategy - Class P Shares [Member] - Goldman Sachs Strategic Volatility Premium Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective through the implementation of a proprietary volatility overlay strategy (“Strategic Volatility Premium”). The Strategic Volatility Premium is a “factor” within the proprietary Strategic Factor Allocation process of the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). The Strategic Factor Allocation process was developed to provide exposure to “factors,” which the Investment Adviser believes to be systematic drivers of investment returns that offer the potential for greater and more consistent returns in different market environments. The Strategic Volatility Premium is generally derived from the Investment Strategy Group’s market views. The Investment Adviser determines in its sole discretion how to implement the Strategic Volatility Premium. The Strategic Volatility Premium seeks to enhance the returns of a fixed income allocation to U.S. Treasury securities with the implementation of an options-based overlay strategy whereby the Fund sells (writes) options on securities indices and/or various other reference securities, such as U.S. Treasury futures and futures contracts based on the Secured Overnight Financing Rate (“SOFR”). To limit the downside risk of these written options, the Fund may utilize long options on instruments corresponding to the instruments underlying the written options as well as take positions in these instruments directly or by acquiring other closely related securities such as futures on these instruments. These positions are intended to reduce the impacts on the Fund if the underlying instrument approaches or falls past the strike price of a written put option or if it increases past the strike price of a written call option. Under normal circumstances, the Fund will primarily invest in fixed and floating rate U.S. Treasury securities, futures and options. U.S. Treasury securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds with remaining maturities between one and five years. The Fund may also use futures to gain exposure to U.S. Treasury securities. The options-based overlay strategy seeks to enhance the returns of the U.S. Treasury securities. The options-based overlay strategy is designed to provide the Fund with enhanced returns and additional income. As the seller of options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises an option, the Fund pays the purchaser the difference between the strike price of the option and the price of the underlier at the time of exercise in the case of a put option or the difference between the price of the underlier at the time of exercise and the strike price of the option in the case of a call option. The premium, the exercise price and the market price of the underlier determine the gain or loss realized by the Fund as the seller of options. The Fund will generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security over the exercise price of an option. As the buyer of options, the Fund will pay the “premium” to the seller. If the Fund exercises a put option, the seller will pay the Fund the difference between the strike price of the option and the price of the underlier at the time of exercise. If the Fund exercises a call option, the seller will pay the Fund the difference between the price of the underlier at the time of exercise and the strike price of the option. The premium, the exercise price and the market price of the underlier determine the gain or loss realized by the Fund as the buyer of options. The Fund may invest without restriction as to maturity, duration or credit rating. The Fund may invest in derivatives for both hedging and non-hedging purposes. During periods in which the expected volatility of the markets for the instruments underlying the options exceeds subsequent realized volatility, a portfolio of U.S. Treasury securities with an options-based overlay strategy may outperform the same portfolio without such an options overlay strategy. However, a portfolio with an options-based overlay strategy may underperform the same portfolio without these options, for example, if realized volatility in the underlying markets exceeds expected volatility. In addition to the Strategic Volatility Premium, the Fund may use futures contracts, primarily futures on indexes, swaps, including total return swaps, options on indexes and options on futures, including volatility index derivatives and commodity-linked derivative instruments, to more effectively gain targeted exposure to the volatility premium, to equitize cash and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. Derivative positions may be listed or over-the-counter (“OTC”) and may or may not be centrally cleared. The Fund seeks to gain exposure to volatility index derivatives and commodity-linked derivative instruments primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SVP, LLC (the “SVP Subsidiary”). The SVP Subsidiary is advised by the Investment Adviser. Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SVP Subsidiary. The SVP Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SVP Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub-indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SVP Subsidiary invests directly in physical commodities. The SVP Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts). The Investment Adviser measures the Fund’s performance against the Bloomberg 1-5 Year U.S. Treasury Index.